Shares issued and outstanding	6 Months Ended
Jun. 30, 2022
Shares Issued and Outstanding [Abstract]
Disclosure of Shares Issued and Outstanding [text block]	Shares issued and outstanding
in million	Jun 30, 2022	Dec 31, 2021
Shares issued	2,066.8	2,066.8
Shares in treasury	33.8	0.7
Of which:
Buyback	33.8	0.7
Other	0.0	0.0
Shares outstanding	2,033.0	2,066.1